Interest-bearing Financial Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Interest-bearing Financial Liabilities
21.	Interest-bearing Financial Liabilities

As at December 31, 2021 and 2020, this account consists of the following:

	2021	2020
	(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	241,075	205,195

Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 28 and 29)	11,482	17,570
	252,557	222,765

Unamortized debt discount, representing debt issuance costs and any difference between the fair value of consideration given or received at initial recognition, included in our financial liabilities amounted to Php2,857 million and Php1,262 million as at December 31, 2021 and 2020, respectively.  See Note 28 – Financial Assets and Liabilities.

The following table describes all changes to unamortized debt discount for the years ended December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Unamortized debt discount at beginning of the year	1,262	491
Additions during the year	1,768	927
Revaluations during the year	13	(10)
Accretion during the year included as part of financing costs – net (Note 5)	(186)	(146)
Unamortized debt discount at end of the year	2,857	1,262

Long-term Debt

As at December 31, 2021 and 2020, long-term debt consists of:

		2021		2020
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Fixed Rate Notes	2.5000% to 3.4500% in 2021 and 2020	588	29,971	587	28,179
Term Loans:
Others	2.8850% and US$ LIBOR + 0.7900% to 1.0500% in 2021 and 2.8850% and US$ LIBOR + 0.7900% to 1.45000% in 2020	205	10,468	264	12,693
		793	40,439	851	40,872
Philippine Peso Debts:
Fixed Rate Corporate Notes	5.6423% in 2021 and 5.6423% to 5.9058% in 2020		—		3,854
Fixed Rate Retail Bonds	5.2250% to 5.2813% in 2021 and 2020		2,594		14,989
Term Loans:
Unsecured Term Loans	3.9000% to 6.7339%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.5000%) and TDF + 0.2500% in 2021 and 3.9000% to 6.7339%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000%), PDST-R2 + 0.5000% to 0.6000% and TDF + 0.2500% in 2020		209,524		163,050
			212,118		181,893
Total long-term debt (Notes 28 and 29)			252,557		222,765
Less portion maturing within one year (Note 28)			11,482		17,570
Noncurrent portion of long-term debt (Note 28)			241,075		205,195

The scheduled maturities of our consolidated outstanding long-term debt at nominal values as at December 31, 2021 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2022	44	2,262	9,592	11,854
2023	39	1,988	25,943	27,931
2024	39	1,988	14,280	16,268
2025	14	714	21,970	22,684
2026	14	713	14,155	14,868
2027 and onwards	656	33,439	128,370	161,809
Total long-term debt (Note 28)	806	41,104	214,310	255,414

				Repurchase			Outstanding Amounts
				Amount			2021				2020
Loan Amount	Issuance Date	Trustee	Terms	Php	Dates	Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
				(in millions)			(in millions)
Fixed Rate Notes(1)
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on January 23, 2031	—	—	—	295	(*)	15,017	(*)	294	(*)	14,110	(*)
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on June 23, 2050	—	—	—	293	(*)	14,954	(*)	293	(*)	14,069	(*)
							588		29,971		587		28,179

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.
(1)	The purpose of this loan is to refinance debt maturing in 2020 and 2021, prepay outstanding loans and partially finance capital expenditures.

	Date of				Drawn	Cancelled Undrawn		Outstanding Amounts
					Amount	Amount		2021				2020
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)
PLDT
US$100M	August 5, 2014	Philippine National Bank, or PNB	Annual amortization rate of 1% of the issue price on the first-year up to the fifth-year from the initial drawdown date, with final installment on August 11, 2020	Various dates in 2014	100	—	August 11, 2020	—		—		—		—
PLDT
US$50M	August 29, 2014	Metrobank	Annual amortization rate of 1% of the issue price payable semi-annually starting on the first-year up to the fifth-year anniversary of from the initial drawdown date and the balance payable upon maturity on September 2, 2020	September 2, 2014	50	—	September 2, 2020	—		—		—		—
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	MUFG Bank, Ltd.	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	February 24, 2022	15	(*)	764	(*)	45	(*)	2,157	(*)
Smart
US$200M	March 4, 2015	Mizuho Bank Ltd.	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020	Various dates in 2015	200	—	March 4, 2020	—		—		—		—
								15		764		45		2,157

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of				Amount	Amount		2021				2020
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	—	15	(*)	781	(*)	30	(*)	1,469	(*)
PLDT
US$25M	March 22, 2016	NTT TC Leasing Co., Ltd., or NTT TC Leasing(1)	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	—	25	(*)	1,272	(*)	25	(*)	1,197	(*)
PLDT
US$25M	January 31, 2017	NTT TC Leasing(1)	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25	(*)	1,271	(*)	25	(*)	1,195	(*)
Smart
US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	125	(*)	6,380	(*)	139	(*)	6,675	(*)
								190		9,704		219		10,536
								205		10,468		264		12,693

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.
(1)	Effective July 1, 2020, these loans were transferred from NTT Finance Corporation to NTT TC Leasing. See Note 25 – Related Party Transactions.

	Date of			Date of	Payments		Outstanding Amounts
	Loan			Issuance/	Amount		2021	2020
Loan Amount	Agreement	Facility Agent	Installments	Drawdown	Php	Date	Php	Php
					(in millions)		(in millions)
Philippine Peso Debts
Fixed Rate Corporate Notes(1)
PLDT
Php8,800M Series A: Php4,610M;	September 19, 2012	Metrobank	Series A: 1% annual amortization on the first up to sixth-year, with the balance payable on September 21, 2019;	September 21, 2012	2,055 2,741 3,521	June 21, 2013 September 23, 2019 December 21, 2021	—	3,560
Series B: Php4,190M			Series B: 1% annual amortization on the first up to ninth-year, with the balance payable on September 21, 2022
PLDT
Php6,200M Series A: 7-year notes Php3,775M;	November 20, 2012	BDO	Series A: Annual amortization rate of 1% of the issue price on the first-year up to the sixth-year from issue date and the balance payable upon maturity on November 22, 2019	November 22, 2012	3,549	February 22, 2019	—	—
Series B: 10-year notes Php2,425M			Series B: Annual amortization rate of 1% of the issue price on the first-year up to the ninth-year from issue date and the balance payable upon maturity on November 22, 2022		2,255	November 23, 2020	—	—
PLDT
Php2,055M Series A: Php1,735M;	June 14, 2013	Metrobank	Series A: Annual amortization rate of 1% of the issue price up to the fifth-year and the balance payable upon maturity on September 21, 2019	June 21, 2013	1,644 291	September 23, 2019 December 21, 2021	—	294
Series B: Php320M			Series B: Annual amortization rate of 1% of the issue price up to the eighth-year and the balance payable upon maturity on September 21, 2022
							—	3,854

(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

				Date of	Payments		Outstanding Amounts
				Issuance/	Amount		2021		2020
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php		Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024	February 6, 2014	12,400	February 8, 2021	2,594	(*)	14,989	(*)

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021	2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	2,000	—	January 12, 2022	1,900	1,920
PLDT
Php1,000M	September 3, 2012	Union Bank of the Philippines, or Union Bank	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown date and the balance payable upon maturity on January 13, 2020	January 11, 2013	1,000	—	January 13, 2020	—	—
PLDT
Php1,000M	October 11, 2012	AIA Philippines Life and General Company, or AIA Life, formerly Philippine American Life and General Insurance Company	Payable in full upon maturity on December 5, 2022	December 3, 2012	1,000	—	December 3, 2020	—	—
PLDT
Php2,000M	November 13, 2013	Bank of the Philippine Islands, or BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown and the balance payable upon maturity on November 22, 2020	Various dates in 2013-2014	2,000	—	August 24, 2020	—	—
Smart
Php3,000M	November 25, 2013	Metrobank	Annual amortization rate of 10% of the total amount drawn for six-years and the final installment is payable upon maturity on November 27, 2020	November 29, 2013	3,000	—	September 29, 2020	—	—
								1,900	1,920

(1)	The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations, which were utilized for service improvements and expansion programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021	2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
Smart
Php3,000M	December 3, 2013	BPI	Annual amortization rate of 1% of the total amount drawn for the first six-years and the final installment is payable upon maturity on December 10, 2020	December 10, 2013	3,000	—	October 9, 2020	—	—
Smart
Php3,000M	January 29, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 5, 2014	3,000	—	November 18, 2020	—	—
Smart
Php500M	February 3, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 7, 2014	500	—	November 18, 2020	—	—
Smart
Php2,000M	March 26, 2014	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021	March 28, 2014	2,000	—	October 30, 2020	—	—
PLDT
Php1,500M	April 2, 2014	AIA Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	January 31, 2022	1,500	1,500
Smart
Php500M	April 2, 2014	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021	April 4, 2014	500	—	October 30, 2020	—	—
								1,500	1,500

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php1,000M	May 23, 2014	AIA Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	February 28, 2022	1,000		1,000
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	—	930		940
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,395		1,410
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025	March 24, 2015	2,000	—	—	1,810	(*)	1,900
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,820		2,850
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,700		4,750
								12,655		12,850

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	5,000	—	—	4,690	(*)	4,737	(*)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,689	(*)	4,736	(*)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,688	(*)	4,736	(*)
Smart
Php7,000M	December 18, 2015	China Banking Corporation, or CBC	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	—	4,199	(*)	4,897	(*)
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,872	(*)	2,900	(*)
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	—	5,692	(*)	5,748	(*)
								26,830		27,754

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php8,000M	July 14, 2016	Security Bank	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,338	(*)	7,495	(*)
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	—	6,165	(*)	6,225	(*)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,850		2,880
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	October 24, 2016 and November 21, 2016	5,400	—	—	5,126	(*)	5,178	(*)
PLDT
Php5,300M	October 14, 2016	BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	—	5,027	(*)	5,076	(*)
Smart
Php2,500M	October 27, 2016	CBC	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	—	1,750		2,000
								28,256		28,854

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M(1)	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first-year up to the ninth-year and the balance payable upon maturity on April 5, 2027	April 5, 2017	4,000	—	—	1,899	(*)	1,917	(*)
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	925	(*)	970
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	1,940		1,960
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,350	(*)	3,383	(*)
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth-year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	1,455		1,470
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,910		1,930
								11,479		11,630

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.
(1)	The amount of Php2,000 million was prepaid on May 29, 2017.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php3,500M	July 5, 2017	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,360		3,395
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028	April 2, 2018	1,500	—	—	1,458	(*)	1,470
Smart
Php1,000M	September 28, 2017	Union Bank	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028	February 19, 2018	1,000	—	December 10, 2021	—		980
PLDT
Php2,000M	April 19, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028	April 25, 2018	2,000	—	—	1,767	(*)	1,960
PLDT
Php1,000M	April 20, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028	May 3, 2018	1,000	—	—	878	(*)	980
PLDT
Php2,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	2,000	—	—	1,773	(*)	1,960
								9,236		10,745

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php2,000M	May 25, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024	May 28, 2018	2,000	—	—	1,933	(*)	1,951	(*)
Smart
Php1,500M	June 27, 2018	Development Bank of the Philippines, or DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024	June 28, 2018	1,500	—	—	1,485		1,500
Smart
Php3,000M	July 31, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	August 10, 2018	3,000	—	—	2,894	(*)	2,922	(*)
Smart
Php5,000M	January 11, 2019	DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029	May 6, 2019 September 2, 2019	2,000 3,000	—	—	4,865	(*)	4,980	(*)
PLDT
Php8,000M	February 18, 2019	Union Bank	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029	July 11, 2019 September 6, 2019 October 1, 2019 November 5, 2019	3,000 2,000 1,000 2,000	—	—	7,822	(*)	7,900	(*)
Smart
Php4,000M	February 21, 2019	PNB	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027	March 11, 2019	4,000	—	—	3,708	(*)	3,936	(*)
								22,707		23,189

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php2,000M	April 11, 2019	Bank of China (Hong Kong) Limited, Manila Branch	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,949	(*)	1,968	(*)
PLDT
Php2,000M	July 1, 2019	PNB	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,949	(*)	1,967	(*)
Smart
Php8,000M	September 25, 2019	CBC	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029	October 2, 2019	8,000	—	—	7,635	(*)	7,949	(*)
Smart
Php4,000M	December 9, 2019	DBP	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029	December 12, 2019	4,000	—	—	3,975	(*)	3,973	(*)
PLDT
Php4,500M	December 12, 2019	BPI	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029	December 15, 2019	4,500	—	—	4,382	(*)	4,424	(*)
Smart
Php3,000M	January 20, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030	January 24, 2020	3,000	—	—	2,893	(*)	2,979	(*)
								22,783		23,260

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	January 29, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030	January 31, 2020	5,000	—	—	4,854	(*)	4,965	(*)
PLDT
Php4,000M	March 24, 2020	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028	March 26, 2020	4,000	—	—	3,827	(*)	3,972	(*)
PLDT
Php2,500M	March 30, 2020	MUFG Bank, Ltd.	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity on October 2, 2026	April 2, 2020	2,500	—	—	2,488	(*)	2,484	(*)
PLDT
Php3,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 28, 2030	May 28, 2020	3,000	—	—	2,951	(*)	2,979	(*)
Smart
Php4,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of principal amount of the loan starting on the first-year up to the ninth-year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030	November 20, 2020	4,000	—	—	3,933	(*)	3,970
PLDT
Php3,000M	May 21, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2030	December 18, 2020	3,000	—	—	2,949	(*)	2,978	(*)
								21,002		21,348

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	February 9, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032	February 15, 2021	5,000	—	—	4,965	(*)	—
Smart
Php3,000M	March 4, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 9, 2031	March 9, 2021	3,000	—	—	2,979	(*)	—
Smart
Php3,000M	March 5, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 25, 2031	May 25, 2021	3,000	—	—	2,979	(*)	—
Smart
Php4,000M	March 8, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 30, 2031	March 30, 2021	4,000	—	—	3,972	(*)	—
PLDT
Php3,000M	March 31, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 14, 2032	April 14, 2021	3,000	—	—	2,979	(*)	—
PLDT
Php2,000M	March 31, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 29, 2032	April 29, 2021	2,000	—	—	2,000		—
								19,874		—

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M	April 14, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on June 8, 2032	June 8, 2021	4,000	—	—	3,971	(*)	—
Smart
Php3,000M	April 15, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on September 1, 2032	September 1, 2021	3,000	—	—	2,978	(*)	—
PLDT
Php3,000M	April 30, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year from drawdown date and the balance of 91% payable upon maturity on June 21, 2032	June 21, 2021	3,000	—	—	2,978	(*)	—
PLDT
Php3,000M	June 14, 2021	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on July 15, 2032	July 15, 2021	3,000	—	—	2,978	(*)	—
PLDT
Php4,000M	June 14, 2021	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on September 1, 2032	September 1, 2021	4,000	—	—	3,971	(*)	—
Smart
Php1,000M	September 28, 2021	BDO	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year from the drawdown date and the balance of 91% payable upon maturity on October 15, 2031	October 15, 2021	1,000	—	—	1,000		—
								17,876		—

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2021		2020
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	November 17, 2021	BDO	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the sixth-year from the drawdown date and the balance of 94% payable upon maturity on November 22, 2028	November 22, 2021	3,000	—	—	2,978	(*)	—
PLDT
Php1,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 1, 2033	December 1, 2021	1,000	—	—	1,000		—
PLDT
Php3,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033	December 17, 2021	3,000	—	—	2,978	(*)	—
PLDT
Php4,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033	December 17, 2021	4,000	—	—	3,970	(*)	—
PLDT
Php2,500M	December 10, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 17, 2031	December 17, 2021	2,500	—	—	2,500		—
Smart
Php3,000M	December 14, 2021	DBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the seventh-year from the drawdown date and the balance of 93% payable upon maturity on January 21, 2030	January 20, 2022	3,000	—	—	—		—
Smart
Php2,000M	December 14, 2021	DBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eight-year from the drawdown date and the balance of 92% payable upon maturity on January 20, 2031	January 20, 2022	2,000	—	—	—		—
								13,426		—
								209,524		163,050

(*)	Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

Short-term Debt

In March and April 2020, PLDT and Smart availed unsecured short-term debt from various banks amounting to Php6,000 million and Php4,000 million respectively with interest ranging from 5.00% to 5.75%.  In May 2020, PLDT and Smart prepaid their outstanding short-term debt amounting to Php3,000 million and Php4,000 million, respectively.  PLDT prepaid its remaining short-term debt in the aggregate amount of Php3,000 million in June 2020.  In March 2022, PLDT availed unsecured short-term debt amounting to Php2,000 million with interest rate of 2.60%.

U.S. Dollar Fixed Rate Notes

On June 23, 2020, PLDT issued US$300 million 10-year and US$300 million 30-year senior unsecured fixed-rate notes with coupon of 2.50% and 3.45%, respectively.  Proceeds from the issuance of these notes have been used to refinance maturing debt obligations, prepay outstanding loans and partially finance capital expenditures.  The 2031 Notes will mature on January 23, 2031 and the 2050 Notes will mature on June 23, 2050.

Compliance with Debt Covenants

PLDT’s debt instruments contain restrictive covenants, including covenants that require us to comply with specified financial ratios tests, such as total debt to EBITDA and interest cover ratio, at relevant measurement dates, principally at the end of each quarterly period.  We have complied with all of our maintenance financial ratios as required under our loan covenants and other debt instruments.

The principal factors that could negatively affect our ability to comply with these financial ratio covenants and other financial tests are poor operating performance of PLDT and its subsidiaries, depreciation of the Philippine Peso relative to the U.S. Dollar, impairment or similar charges in respect of investments or other long-lived assets that may be recognized by PLDT and its subsidiaries, and increases in our interest expense.  Interest expense may increase as a result of various factors including issuance of new debt, the refinancing of lower cost indebtedness by higher cost indebtedness, depreciation of the Philippine Peso relative to the U.S. Dollar, the lowering of PLDT’s credit ratings or the credit ratings of the Philippines, increase in reference interest rates, and general market conditions.  Of our total consolidated debts, approximately 16% and 18% were denominated in U.S. Dollars as at December 31, 2021 and 2020, respectively.  Considering PLDT’s hedges and U.S. Dollar cash balances allocated for debt, the unhedged portion of the PLDT’s net debt amounts was approximately 8% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) and 13% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2021 and 2020, respectively.  Therefore, the financial ratio and other tests are expected to be negatively affected by any weakening of the Philippine Peso relative to the U.S. Dollar.  See Note 28 – Financial Assets and Liabilities – Foreign Currency Exchange Risk.

PLDT’s debt instruments contain a number of other negative covenants that, subject to certain exceptions and qualifications, restrict PLDT’s ability to take certain actions without lenders’ approval, including:
(a) making or permitting any material change in the character of its business; (b) selling, leasing, transferring or disposing of all or substantially all of its assets or  any significant portion thereof other than in the ordinary course of business; (c) creating any lien or security interest; (d) permitting set-off against amounts owed to PLDT; (e) merging or consolidating with any other company; and (f) making or permitting any preference or priority in respect of any other relevant indebtedness of PLDT.

PLDT’s debt instruments also contain customary and other default provisions that permit the lender to accelerate amounts due or terminate their commitments to extend additional funds under the debt instruments.  These default provisions include: (a) cross-defaults that will be triggered only if the principal amount of the defaulted indebtedness exceeds a threshold amount specified in these debt instruments;
(b) failure by PLDT to meet certain financial ratio covenants referred to above; (c) the occurrence of any material adverse change in circumstances that a lender reasonably believes materially impairs PLDT’s ability to perform its obligations under its debt instrument with the lender; (d) the revocation, termination or amendment of any of the permits or franchises of PLDT in any manner unacceptable to the lender; (e) the nationalization or sustained discontinuance of all or a substantial portion of PLDT’s business; and (f) other typical events of default, including the commencement of bankruptcy, insolvency, liquidation or winding up proceedings by PLDT.

Smart’s debt instruments contain certain restrictive covenants that require Smart to comply with specified financial ratios and other financial tests at semi-annual measurement dates.  Smart’s loan agreements include compliance with financial tests such as Smart’s consolidated debt to consolidated EBITDA and interest coverage ratio.  The agreements also contain customary and other default provisions that permit the lender to accelerate amounts due under the loans or terminate their commitments to extend additional funds under the loans.  These default provisions include: (a) cross-defaults and cross-accelerations that permit a lender to declare a default if Smart is in default under another loan agreement.  These cross-default provisions are triggered upon a payment or other default permitting the acceleration of Smart debt, whether or not the defaulted debt is accelerated; (b) failure by Smart to comply with certain financial ratio covenants; and
(c) the occurrence of any material adverse change in circumstances that the lender reasonably believes materially impairs Smart’s ability to perform its obligations or impair the guarantors’ ability to perform their obligations under its loan agreements.

The loan agreements with banks (foreign and local alike) and other financial institutions provide for certain restrictions and requirements with respect to, among others, maintenance of percentage of ownership of specific shareholders, incurrence of additional long-term indebtedness or guarantees and creation of property encumbrances.

As at December 31, 2021 and 2020, we were in compliance with all of our debt covenants.  See
Note 28 – Financial Assets and Liabilities – Derivative Financial Instruments.

Under the terms of certain loan agreements and other debt instruments, PLDT may not create, incur, assume, permit or suffer to exist any mortgage, pledge, lien or other encumbrance or security interest over the whole or any part of its assets or revenues or suffer to exist any obligation as lessee for the rental or hire of real or personal property in connection with any sale and leaseback transaction.

Consent Solicitation Exercise of PLDT

On October 11, 2019, PLDT announced its undertaking of a consent solicitation exercise relating to the 5.2250% 7-Year Fixed Rate Bonds due 2021 and 5.2813% 10-Year Fixed Rate Bonds due 2024, to amend PLDT’s maximum stand-alone Total Debt to EBITDA Ratio stipulated in the Trust Indenture from 3.0:1 to 4.0:1.  The proposed amendment seeks to provide PLDT with greater flexibility to support, if necessary, higher levels of capital expenditures and general corporate requirements.  Moreover, it will align the covenant ratio of PLDT’s outstanding debt capital market issuances with that of the existing bilateral facilities of both PLDT and Smart.

On October 30, 2019, PLDT announced the early closing of the consent solicitation exercise from its original schedule of November 15, 2019 when the Company received the required consents to effect the proposed amendment.  The new debt covenants became effective on November 8, 2019.